AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 16, 2015 TO THE CURRENT PROSPECTUSES FOR:

..   RETIREMENT CORNERSTONE(R) SERIES 13.0
..   INVESTMENT EDGE/SM/

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes:

   EQ/NATURAL RESOURCES PLUS PORTFOLIO ("PORTFOLIO") NAME AND SUB-ADVISER
   CHANGES

   (1)Effective on or about January 20, 2015, EQ/Natural Resources PLUS Portfolio will change its name to AXA Natural Resources Portfolio. Therefore, all references in your Prospectus to the EQ/Natural Resources PLUS Portfolio will be replaced with the AXA Natural Resources Portfolio.

   (2)Effective January 20, 2015, RBC Global Asset Management (U.S.) Inc. will no longer serve as a Sub-Adviser to the Portfolio. Therefore, all references in your Prospectus to RBC Global Asset Management (U.S.) Inc. are deleted. AllianceBernstein L.P. will remain as a Sub-Adviser to the Portfolio and AXA Equitable Funds Management Group, LLC will continue as the Investment Manager of the Portfolio.

   Please see "The Portfolios of the Trusts" in your Prospectus for more information.



     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                   IM-25-15 (2/15)                                153108 (1/15)
                   IE/RC 13.0 IF/New Biz                                #847160